Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash	$ 21,197	$ 4,912
Marketable securities	7,783	2,358
Other investment	2,031	2,063
Trade amounts receivable	395	54
Prepaid expenses and deposits	591	522
Current assets	31,997	9,909
Non-current assets:
Restricted cash	144	144
Prepaid expenses and deposits	0	77
Property and equipment	297	326
Mineral property interests	49,918	45,200
Company’s equity share of net assets of associate	25,963	29,456
Non-current assets	76,322	75,203
Total assets	108,319	85,112
Current liabilities:
Accounts payable and accrued liabilities	2,023	855
Deferred government grant	22	0
Lease liability	0	65
Flow-through share premium liability	790	944
Current liabilities	2,835	1,864
Non-current liabilities:
Provision for site reclamation and closure	4,473	5,045
Total liabilities	7,308	6,909
Equity:
Share capital	339,782	312,723
Share option and warrant reserve	24,911	22,684
Accumulated other comprehensive loss	(31)	(12)
Deficit	(263,651)	(257,192)
Total equity	101,011	78,203
Total liabilities and equity	$ 108,319	$ 85,112